Intangible Assets - Sensitivity Analysis For Cash Generating Units (Details) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	₩ (39,501)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	48,345
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	30,344
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(25,010)	[1]
Woori Asset Management Corp. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(8,680)
Woori Asset Management Corp. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	10,686
Woori Asset Management Corp. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	6,699
Woori Asset Management Corp. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(5,464)	[1]
Woori Global Asset Management Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(2,553)
Woori Global Asset Management Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	3,169
Woori Global Asset Management Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	2,034
Woori Global Asset Management Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(1,650)	[1]
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(61,030)
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	71,658
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	43,855
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	0	[1]
WB Finance Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(38,845)
WB Finance Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	45,066
WB Finance Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	26,515
WB Finance Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	₩ 0	[1]

[1]	In the case of PT Bank Woori Saudara Indonesia 1906 Tbk and and WOORI BANK (CAMBODIA) PLC, declining cases are excluded from the analysis as the permanent growth rate was assumed to be 0%.